Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings/(Accumulated Losses)
Beginning balance at Jun. 30, 2019	$ 481,052	$ 910,405	$ 80,034	$ 17	$ (39,413)	$ (469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2019	(827)					(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)	(470,818)
Loss for the period	(30,067)					(30,067)
Other comprehensive income/(loss)	(690)			(645)	(45)
Total comprehensive profit/(loss) for the period	(30,757)			(645)	(45)	(30,067)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	48,889	48,889
Transactions with owners in their capacity as owners	48,889	48,889
Transfer of exercised options		341	(341)
Fair value of share-based payments	2,447		2,447
Increase (decrease) in equity	2,447	341	2,106
Ending balance at Dec. 31, 2019	500,804	959,635	82,140	(628)	(39,458)	(500,885)
Beginning balance at Sep. 30, 2019	475,148	910,942	80,600	(348)	(39,745)	(476,301)
Loss for the period	(24,584)					(24,584)
Other comprehensive income/(loss)	7			(280)	287
Total comprehensive profit/(loss) for the period	(24,577)			(280)	287	(24,584)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	48,590	48,590
Transactions with owners in their capacity as owners	48,590	48,590
Transfer of exercised options		103	(103)
Fair value of share-based payments	1,643		1,643
Increase (decrease) in equity	1,643	103	1,540
Ending balance at Dec. 31, 2019	500,804	959,635	82,140	(628)	(39,458)	(500,885)
Beginning balance at Jun. 30, 2020	549,326	1,051,450	85,330	(429)	(38,267)	(548,758)
Loss for the period	(50,236)					(50,236)
Other comprehensive income/(loss)	1,340			28	1,312
Total comprehensive profit/(loss) for the period	(48,896)			28	1,312	(50,236)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	9,807	9,807
Transactions with owners in their capacity as owners	9,807	9,807
Tax credited / (debited) to equity	74		74
Transfer of exercised options		4,282	(4,282)
Fair value of share-based payments	8,420		8,420
Increase (decrease) in equity	8,494	4,282	4,212
Ending balance at Dec. 31, 2020	518,731	1,065,539	89,542	(401)	(36,955)	(598,994)
Beginning balance at Sep. 30, 2020	538,506	1,063,005	87,010	(348)	(37,859)	(573,302)
Loss for the period	(25,692)					(25,692)
Other comprehensive income/(loss)	851			(53)	904
Total comprehensive profit/(loss) for the period	(24,841)			(53)	904	(25,692)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,452	1,452
Transactions with owners in their capacity as owners	1,452	1,452
Tax credited / (debited) to equity	74		74
Transfer of exercised options		1,082	(1,082)
Fair value of share-based payments	3,540		3,540
Increase (decrease) in equity	3,614	1,082	2,532
Ending balance at Dec. 31, 2020	$ 518,731	$ 1,065,539	$ 89,542	$ (401)	$ (36,955)	$ (598,994)